Accrued Liabilities and Other and Other Long-Term Liabilities - In-Process Revenue Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Line Items]
Amortization of in-process revenue	$ 5.9	$ 14.5	$ 27.2
Amortization of in-process revenue contracts, Next Twelve Months	5.9
Amortization of in-process revenue contracts, Year Two	5.9
Amortization of in-process revenue contracts, Year Three	$ 5.9